Consolidated statement of income shares in Thousands, S/ in Thousands	12 Months Ended
	Dec. 31, 2020 PEN (S/) S/ / shares shares	Dec. 31, 2019 PEN (S/) S/ / shares shares	Dec. 31, 2018 PEN (S/) S/ / shares shares
Profit or loss [abstract]
Interest and similar income	S/ 4,664,967	S/ 4,847,216	S/ 4,321,282
Interest and similar expenses	(1,192,284)	(1,423,963)	(1,177,294)
Net interest and similar income	3,472,683	3,423,253	3,143,988
Impairment loss on loans, net of recoveries	(2,393,944)	(750,811)	(660,072)
(Loss) recovery due to impairment of financial investments	(32,904)	(6,790)	13,077
Net interest and similar income after impairment loss	1,045,835	2,665,652	2,496,993
Fee income from financial services, net	723,500	925,885	874,426
Net gain on foreign exchange transactions	318,422	201,352	228,160
Net gain on sale of financial investments	185,383	112,215	14,240
Net gain from derecognition of financial assets at amortized cost		8,474
Net gain on financial assets at fair value through profit or loss	165,883	103,210	11,979
Net gain on investment property	44,929	96,168	85,298
Other income	62,117	70,660	69,043
Other operating income	1,500,234	1,517,964	1,283,146
Insurance premiums and claims
Net premiums earned	514,981	420,633	319,579
Net claims and benefits incurred for life insurance contracts and others	(794,051)	(700,264)	(720,337)
Insurance expense	(279,070)	(279,631)	(400,758)
Other expenses
Salaries and employee benefits	(749,246)	(798,774)	(755,914)
Administrative expenses	(748,617)	(786,362)	(775,254)
Depreciation and amortization	(268,750)	(262,015)	(164,698)
Other expense	(144,047)	(131,163)	(141,615)
Operating expense	(1,910,660)	(1,978,314)	(1,837,481)
Income before translation result and Income Tax	356,339	1,925,671	1,541,900
Translation result	(45,723)	17,770	(34,991)
Income Tax	72,933	(493,326)	(415,515)
Net profit for the year	383,549	1,450,115	1,091,394
Attributable to:
IFS's shareholders	383,259	1,441,258	1,084,280
Non-controlling interest	290	8,857	7,114
Net profit for the year	S/ 383,549	S/ 1,450,115	S/ 1,091,394
Earnings per share attributable to IFS's shareholders basic and diluted (stated in Soles) | (per share)	S/ 3.320	S/ 12.778	S/ 9.818
Weighted average number of outstanding shares (in thousands) | shares	115,447	112,789	110,436